Components of Income Tax Provision From Continuing Operations (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Current, Federal									$ 21,172	$ 30,048	$ 17,310
Current, State									6,268	5,844	906
Current, Foreign									7,021	5,977	7,468
Current, Total									34,461	41,869	25,684
Deferred
Deferred, Federal									7,553	11,858	14,439
Deferred, State									(719)	564	3,614
Deferred, Foreign									(1,195)	(5,067)	(2,330)
Deferred, Total									5,639	7,355	15,723
Income tax provision	$ 13,728	$ 12,251	$ 3,527	$ 10,594	$ 14,723	$ 16,150	$ 6,740	$ 11,611	$ 40,100	$ 49,224	$ 41,407